Maturities of Debt Securities Classified as Available-for-Sale (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Carrying amount
Due after 1 year through 5 years		¥ 26
Due after 5 years through 10 years
Due after 10 years
Total		26
Fair Value
Due after 1 year through 5 years		26
Due after 5 years through 10 years
Due after 10 years
Total		¥ 26